19. EMPLOYEES BENEFITS (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019 BRL (R$) Number
Disclosure of information about defined benefit plans [abstract]
Expected contribution plans 2017 | R$	R$ 21,706	R$ 21,100
Number of participants under plan | Number	39,064	37,637
Percentage of F.G.T.S. penalty	40.00%